Cover Page	Aug. 02, 2023
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Aug. 02, 2023
Entity Registrant Name	XYLEM INC.
Entity Incorporation, State or Country Code	IN
Entity File Number	001-35229
Entity Tax Identification Number	45-2080495
Entity Address, City or Town	Washington
Entity Address, State or Province	DC
Entity Address, Postal Zip Code	20003
City Area Code	202
Local Phone Number	869-9150
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001524472
Amendment Flag	true
Amendment Description	On August 2, 2023, Xylem Inc., an Indiana corporation (the “Company”) furnished a Current Report on Form 8-K in connection with the issuance of a press release announcing its financial results for the quarter ended June 30, 2023 (the “Original Report”).This Amendment No. 1 is being furnished by the Company to provide certain financial statement line items that were included in the press release issued on August 2, 2023, but inadvertently omitted from Exhibit 99.1 to the Original Report. These items consist of detail for the sub-total of "Total current liabilities" within the Condensed Consolidated Balance Sheets and detail for the sub-totals of "Net Cash - Operating activities", Net Cash- Investing activities" and "Net Cash - Financing activities" within the Condensed Consolidated Statements of Cash Flows.
Entity Address, Address Line One	301 Water Street SE
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	XYL
Security Exchange Name	NYSE